Income Taxes Income Before Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ 635.5	$ 626.4	$ 366.6
Foreign	36.9	20.6	21.1
Income before income taxes	$ 672.4	$ 647.0	$ 387.7